Related Parties	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES
12.	RELATED PARTIES

Balance with related parties

	April 30, 2026	October 31, 2025
Due from related parties
Dingxin Sun(1)	$347	$490
Totals	$347	$490

Transactions with related parties

		For The Six Months Ended April 30,
Name of Related Party	Nature	2026	2025
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	Office Rental	$28,754	$27,518

Loan made to related parties*

	For the six months ended April 30,
	2026		2025
Name of Related Party	Borrowing	Repayment	Borrowing	Repayment
Dingxin Sun(1)	$—	$—	$—	$38,901
Totals	$—	$—	$—	$38,901

*	Loan made to related parties above represented the Group’s interest-free loans.

(1)	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.

(2)	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.

12.	RELATED PARTIES

Balance with related parties

	October 31, 2025	October 31, 2024
Due from related parties
Dingxin Sun(1)	$490	$40,154
Totals	$490	$40,154

Due to related parties
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	$—	$63,222
Totals	$—	$63,222

Transactions with related parties

Name of Related Party	Nature	For The Year Ended October 31, 2025	For The Year Ended October 31, 2024	For The Year Ended October 31, 2023
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	Office Rental	$55,438	$55,668	$53,678

Proceeds from related parties*

For The Year Ended October 31, 2025
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$—	$—
Totals	$—	$—

	For The Year Ended October 31, 2024
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$—	$(25,468)
Totals	$—	$(25,468)

	For The Year Ended October 31, 2023
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$132,084	$(133,924)
Totals	$132,084	$(133,924)

Loan made to related parties*

	For The Year Ended October 31, 2025
Name of Related Party	Lending	Repayment
Dingxin Sun(1)	$—	$39,186
Totals	$—	$39,186

	For The Year Ended October 31, 2024
Name of Related Party	Lending	Repayment
Dingxin Sun(1)	$39,348	$—
Totals	$39,348	$—

	For The Year Ended October 31, 2023
Name of Related Party	Lending	Repayment
Yantai Development Zone Xingshun Petroleum Co. Ltd.(3)	$—	$10,759
Totals	$—	$10,759

*	Proceed from and loan made to related parties above represented the Company’s interest-free loans.

(1)	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.

(2)	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.

(3)	Yantai Development Zone Xingshun Petroleum Co. Ltd.: the company directly controlled by Dingxin Sun. The amount was subsequently settled completely in December 2022.